Schedule of other income (Details) - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Other Income
Foreign exchange gain		$ 264,158	$ 65,015
Interest income		3	12,002
Gain from disposal of motor vehicle			2,130
Government grants		18,052	33,511
Grant from AEPW	[1]		40,320
Warehousing and logistic services			36,357
Other income		$ 282,213	$ 189,335

[1]	The Alliance to End Plastic Waste (“AEPW”) is an industry-founded and funded non-governmental and non-profit organization based in Singapore. Founding members include BASF, Chevron Phillips Chemical, ExxonMobil, Dow Chemical, Mitsubishi Chemical Holdings, Proctor & Gamble and Shell